November 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Brinker Capital Destinations Trust: Initial Registration Statement on Form N-1A (File Nos. 033- and 811-23207)

Ladies and Gentlemen:

On behalf of our client, Brinker Capital Destinations Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.